Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Net income	$ 3,013,131	$ 4,607,693		$ 8,926,753
Net (income) loss from discontinued operations	(30,318)	2,313,477		(1,889,734)
Net income from continuing operations	2,982,813	6,921,170		7,037,019
Adjustments to reconcile net income to net cash provided by (used in) operating activities from continuing operations:
Allowance for doubtful accounts - accounts receivable	2,632,813	239,487		949,823
Allowance for doubtful accounts - advance to suppliers	(45,507)	927,218		(47,883)
Allowance for doubtful accounts - loan to third parties	(16,827)	59,742		0
Inventory reserve (recovery)	13,908	(84,414)		156,775
Depreciation expense	613,296	534,252		546,528
Amortization of intangible asset	201,647	39,659		9,811
Gain from disposal of property, plant and equipment	0	0		197,026
Changes in operating assets and liabilities:
Accounts receivable	(1,378,315)	(3,192,557)		(212,550)
Advances to suppliers	4,127,511	(11,438,701)		(5,762,321)
Inventory	845,496	(97,373)		20,295
Other receivables	(812,643)	(11,192)		(49,507)
Government rebate receivable	(2,942,190)	0		0
Accounts payable	(955,969)	(965,208)		(486,409)
Accrued liabilities and other payables	(1,450,958)	346,725		728,339
Customer deposits	(377,020)	244,020		76,546
Taxes payable	(2,102,969)	87,175		(1,516,650)
Decrease (increase) in deferred tax liability	0	(98,473)		0
Net cash provided (used in) by continuing operations	1,335,086	(6,488,470)		1,646,842
Net cash provided by (used in) discontinued operating activities	968,949	(544,582)		2,803,690
Net cash provided by (used in) operating activities	2,304,035	(7,033,052)		4,450,532
Cash flows from investing activities
Acquisition of property, plant and equipment	(82,263)	(10,819)		(242,552)
Proceeds from disposal of property, plant and equipment	0	0		32,940
Payment for business acquisition	(4,552,240)	(3,372,925)		(8,030,000)
Cash acquired from business acquisition	35,707	0		0
Changes in deposit for asset acquisition	443,400	1,505,770		1,085,752
Net cash used in investing activities from continuing operations	(4,155,396)	(1,877,974)		(7,153,860)
Net cash provided by investing activities from discontinued operations	662,144	0
Net cash used in investing activities	(3,493,252)	(1,877,974)		(7,153,860)
Cash flows from financing activities
Changes in restricted cash	(3,392,606)	(343,316)		3,533,200
Proceeds from third party loan	0	885,694		0
Repayment of loans from third party	(187,706)	0		0
Proceeds from Banker’s acceptance notes payable	6,893,163	4,818,464		2,248,400
Repayments of Banker’s acceptance notes payable	(1,995,953)	(3,011,540)		(9,314,800)
Proceeds from bank loans	10,093,262	7,001,831		12,012,880
Repayments of bank loans	(11,957,020)	(8,251,620)		(5,299,800)
Due from related parties	(477,565)	0		0
Proceeds from issuance of common stocks	5,968,208	7,957,100		5,663,122
Net cash provided by financing activities from continuing operations	4,943,783	9,056,613		8,843,002
Net cash provided by financing activities from discontinued operations	0	0		0
Net cash provided by financing activities	4,943,783	9,056,613		8,843,002
Effect of exchange rate changes on cash and cash equivalents	243,632	(476,134)		(281,560)
Net increase (decrease) in cash and cash equivalents	3,998,198	(330,547)		5,858,114
Cash and cash equivalents, beginning of year	5,942,842	6,273,389		415,275
Cash and cash equivalents, end of year	9,941,040	5,942,842		6,273,389
Supplemental disclosure information:
Income taxes paid	1,156,976	696,435		2,892,808
Interest paid	479,358	261,625	[1]	411,805
Supplemental non-cash activities:
Common shares issued for Minority interest buyback	0	2,160,142		0
Common shares issued for acquisition of E-Motors	6,500,000	0		0
Net book value of assets and liabilities of E-Motors acquired	$ 11,122,410	$ 0		$ 0

[1]	On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.